Label	Element	Value
Direxion Daily Natural Gas Related Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Supplement dated April 1, 2016 to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”) dated February 29, 2016

Effective immediately, for the Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares (each a “Natural Gas Fund”), the third and fourth paragraphs under the “Principal Investment Strategy” section in each Natural Gas Fund’s Summary Prospectus, and on pages 208 and 216 of the Natural Gas Funds’ Prospectus, shall be replaced in their entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Natural Gas Related Bear 3X Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index is developed and owned by the International Securities Exchange, LLC (“ISE” or the “Index Provider”), in consultation with S&P®, which calculates and maintains the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index uses an optimized multi-factor weighting mechanism which optimizes each component’s weighting based on the component’s liquidity and market capitalization. The Index is comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas.

The inception date of the Index was October 4, 2006. As of March 29, 2016, there were 38 stocks that comprised the Index. The companies included in the Index had an average market capitalization of $10.35 billion and a median market capitalization of $6.77 billion as of March 29, 2016. The Index was concentrated in companies in the natural gas industry as of March 29, 2016.

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Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.